Segment Reporting - Segment Reporting Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) segment	Jun. 30, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments | segment			3
Voyage revenues	$ 153,060	$ 122,315	$ 302,804	$ 237,621
Voyage expenses	(6,023)	(7,951)	(11,798)	(13,752)
Vessel operating expenses	(27,457)	(33,219)	(53,558)	(61,186)
Time-charter hire expense (notes 5b and 10a)	(3,080)	0	(8,671)	0
Depreciation and amortization	(35,338)	(29,794)	(69,464)	(59,061)
General and administrative expenses	(5,667)	(7,846)	(12,299)	(14,917)
Write-down of vessels	0	(33,000)	0	(51,662)
Restructuring charges	(818)	0	(2,976)	(1,396)
Income (loss) from vessel operations	74,677	10,505	144,038	35,647
Equity income (loss)	1,738	11,194	7,316	37,918
Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	2,369	10,143	5,131	20,400
Operating Segments | LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	141,833	105,405	279,655	206,831
Voyage expenses	(3,484)	496	(4,722)	917
Vessel operating expenses	(23,146)	(22,021)	(43,701)	(42,184)
Time-charter hire expense (notes 5b and 10a)	3,080		(8,671)
Depreciation and amortization	(33,139)	26,418	(64,825)	51,897
General and administrative expenses	(5,051)	5,839	(11,014)	10,993
Write-down of vessels		0		0
Restructuring charges	0		0	0
Income (loss) from vessel operations	73,933	50,631	146,722	100,840
Equity income (loss)	3,377	12,619	10,870	40,023
Operating Segments | LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	8,858	6,767	18,018	10,390
Voyage expenses	(2,542)	3,949	7,212	6,336
Vessel operating expenses	(3,630)	(7,651)	(7,982)	(11,676)
Time-charter hire expense (notes 5b and 10a)	0		0
Depreciation and amortization	(2,030)	2,243	3,951	3,985
General and administrative expenses	(345)	1,110	908	2,243
Write-down of vessels		(33,000)		(33,000)
Restructuring charges	0		0	0
Income (loss) from vessel operations	311	(41,186)	(2,035)	(46,850)
Equity income (loss)	(1,639)	(1,425)	(3,554)	(2,105)
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	2,369	10,143	5,131	20,400
Voyage expenses	(3)	(3,506)	136	(6,499)
Vessel operating expenses	(681)	(3,547)	(1,875)	(7,326)
Time-charter hire expense (notes 5b and 10a)	0		0
Depreciation and amortization	(169)	(1,133)	(688)	(3,179)
General and administrative expenses	(271)	(897)	(377)	(1,681)
Write-down of vessels		0		(18,662)
Restructuring charges	(818)		(2,976)	(1,396)
Income (loss) from vessel operations	433	1,060	(649)	(18,343)
Equity income (loss)	$ 0	$ 0	$ 0	$ 0